DEPOSIT FOR NON-CURRENT ASSETS (Narrative) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Deposit Assets	$ 224,506
Debt Instrument, Collateral Amount	87,920
PRC in Beijing [Member]
Interest free non-refundable deposits for buildings	224,507
PRC in Chongqing [Member]
Interest free non-refundable deposits for buildings	13,084
PRC in Changzhou, Jiangsu Province [Member]
Interest free non-refundable deposits for buildings	$ 2,236